EQUITY METHOD INVESTMENT, NET, Summary (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2024 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Equity Method Investments [Abstract]
Loss on share of equity method investment			$ (578,256)	$ 0	$ 0
Carrying amount			$ 189,932	$ 770,308
WSI [Member]
Equity Method Investments [Abstract]
Ownership percentage	55.00%			55.00%
Minimum voting rights percentage				66.67%
Carrying amount	$ 770,000
Equity interest consideration	$ 900,000	$ 7,000,000
Other Shareholder [Member]
Equity Method Investments [Abstract]
Ownership percentage				45.00%